ACCOUNTS RECEIVABLE, NET	12 Months Ended
Mar. 31, 2012
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

(3)         ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is summarized as follows:

	March 31,
	2011	2012
	RMB	RMB
Accounts receivable	74,989,794	111,944,576
Less: Allowance for doubtful accounts	(27,938,198)	(30,100,005)
Accounts receivable, net	47,051,596	81,844,571

Management performs ongoing credit evaluations of its customers’ financial condition and generally does not require collateral on accounts receivable.

The activity in the allowance for doubtful accounts for accounts receivable for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Year Ended March 31,
	2010	2011	2012
	RMB	RMB	RMB
Beginning allowance for doubtful accounts	3,198,960	29,934,512	27,938,198
Additions charged to bad debt expense	27,052,862	2,235,627	2,350,990
Write-off of accounts receivable	(317,310)	(4,231,941)	(189,183)
Ending allowance for doubtful accounts	29,934,512	27,938,198	30,100,005